EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
	Year ended December 31
	2015	2014	2013
Basic earnings per share:
Net income	$6,683	$7,838	$11,395
Amount allocated to participating preferred shareholders			(6,439)
Net income applicable to ordinary shareholders –basic	$6,683	$7,838	$4,956
Weighted average ordinary shares outstanding	22,506,955	21,902,057	7,544,387
Basic earnings per share	$0.30	$0.36	$0.66

Diluted earnings per share:
Net income applicable to ordinary shareholders – diluted	$6,683	$7,838	$4,956
Weighted average number of shares used in the computation of basic earnings per share	22,506,955	21,902,057	7,544,387
Add –
additional shares from the assumed exercise of employee options, restricted shares and restricted share units vesting	775,910	1,308,516	1,742,069
Weighted average number of shares used in the computation of diluted earnings per share	23,282,865	23,210,573	9,286,456
Diluted earnings per share	$0.29	$0.34	$0.53